Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Tax losses carried forward	$ 147,523	$ 107,412
Write-down of inventories	13,530	13,134
Property, equipment and software	4,142	5,078
Share-based compensation	3,959	4,149
Allowance for doubtful accounts	789	769
Warranty reserve	701	(14)
Cryptocurrency and cryptocurrency receivables	532	0
Operating lease right-of-use assets	356	335
Total gross deferred tax assets	171,532	130,863
Less: Valuation allowance	(170,985)	(125,678)	$ (30,042)	$ (13,871)
Deferred tax assets, net of valuation allowance	547	5,185
Deferred tax liabilities
Operating lease liabilities	(356)	(335)
Intangible assets	(117)	(153)
Cryptocurrency and cryptocurrency receivables	0	(4,555)
Total gross deferred tax liabilities	(473)	(5,043)
Net deferred tax assets	191	295
Net deferred tax liabilities	$ (117)	$ (153)